Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of related parties balances
	At December 31,
	2018	2017
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,189	-
Trade receivables with other related parties	1,799	1,130
Other receivables with associates	856	5,555
Other receivables with other related parties	8,755	9,775
Other financial assets with associates	5,858	-
Other financial assets with other related parties	14,794	3,621
Trade payables to other related parties	(4,281)	(5,667)
	28,970	14,414
(b) Financial debt
Borrowings owed to other related parties (*)	-	(34,651)
	-	(34,651)
(c) Other liabilities
Other liabilities to other related parties	(2,711)	(34,948)
	(2,711)	(34,948)
(d) Other balances
Cash and cash equivalents in other related parties	9,986	4,281
	9,986	4,281

(*) Loans with related parties are secured by cash collateral by a company controlled by the Group of the Shareholder and were paid on February 8, 2018.

Schedule of transactions between related parties
	For the year ended
	2018	2017	2016
Transactions
Cash contribution and contributions in kind	-	6,600	1,577,321
Refund of shareholder contributions	-	(28,893)	-
Commercial revenue	7,507	6,790	4,067
Fees	(6,056)	886	473
Interest accruals	(320)	(3,159)	(824)
Acquisition of goods and services	(23,909)	(13,950)	(10,270)
Others	(954)	(900)	200